Debt - Term Loan Facilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Jun. 30, 2021	Jan. 04, 2021
UScellular Term loan facility
Long-term debt
Maximum borrowing capacity	$ 300,000,000
Amount borrowed	83,000,000
Amount available for use	217,000,000
TDS Term Loan Facility
Long-term debt
Maximum borrowing capacity	200,000,000
Amount borrowed	125,000,000
Amount available for use	$ 75,000,000
TDS Term Loan Facility | Subsequent event
Long-term debt
Amount borrowed				$ 75,000,000
Long-term Debt			$ 500,000
LIBOR rate | TDS Term Loan Facility
Long-term debt
Contractual spread	2.00%
UScellular | UScellular Term loan facility | Subsequent event
Long-term debt
Long-term Debt		$ 750,000
UScellular | LIBOR rate | UScellular Term loan facility
Long-term debt
Contractual spread	2.25%
Subordination Agreement | UScellular Term loan facility | UScellular
Long-term debt
Consolidated funded indebtedness	$ 0
Refinancing indebtedness	$ 0